SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Useful lives of Property, Plant and Equipment
Estimates of useful lives follow.

Useful lives (In years)
Gathering and processing systems and related equipment	30
Other	4-15
Details on property, plant, and equipment follow.

	December 31,
	2015	2014

	(In thousands)
Gathering and processing systems and related equipment	$1,883,139	$1,630,250
Construction in progress	75,132	48,500
Land and line fill	11,055	11,057
Other	32,427	58,375
Total	2,001,753	1,748,182
Less accumulated depreciation	188,970	125,542
Property, plant, and equipment, net	$1,812,783	$1,622,640